Interest and other expenses (Tables)	3 Months Ended
Nov. 30, 2025
Interest And Other Expenses
Schedule of financial instruments

	Three months ended November 30,
	2025	2024
Accretion of provision for reclamation (Note 23)	$35	$35
Accretion of lease liabilities (Notes 10 and 23)	88	70
Accretion of deferred revenue (Notes 9 and 23)	59	84
Interest on borrowings	21	-
Financing costs expensed	67	-
Other	64	132
Total interest and other expenses	$334	$321